UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management
                                          276 Post Road West
                                          Westport, CT 06880

                                 13F File Number:028-10310
                                                 -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:


/s/ Matt Greenberg                       Westport, CT           4/30/03

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           none

Form 13F Information Table Entry Total:       52

Form 13F Information Table Value Total:    79,526,000

List of Other Included Managers:


No.  13F File Number                                         Name

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCAN ALUMINUM LTD             COM              013716105     1841    66000 SH       SOLE                             66000
ALCOA INC COM                  COM              013817101     1647    85004 SH       SOLE                             85004
ANADARKO PETROLEUM CORP        COM              032511107     1553    34137 SH       SOLE                             34137
AON CORP                       COM              037389103     1601    77400 SH       SOLE                             77400
BEAR STEARNS COS               COM              073902108     1693    25804 SH       SOLE                             25804
BIOGEN INC                     COM              090597105      449    15000 SH       SOLE                             15000
BORGWARNER INC                 COM              099724106      368     7700 SH       SOLE                              7700
BROOKLINE BANCORP              COM              11373M107      700    55900 SH       SOLE                             55900
CABOT CORP                     COM              127055101      258    10800 SH       SOLE                             10800
CENTEX CORP                    COM              152312104     1957    36000 SH       SOLE                             36000
CHARTER ONE FINANCIAL          COM              160903100     1534    55474 SH       SOLE                             55474
CHEVRONTEXACO CORPORATION      COM              166764100     2675    41382 SH       SOLE                             41382
CITIGROUP INC                  COM              172967101     3622   105128 SH       SOLE                            105128
DEERE & CO                     COM              244199105     3039    77400 SH       SOLE                             77400
DOW CHEMICAL                   COM              260543103     2565    92900 SH       SOLE                             92900
DR HORTON INC                  COM              23331A109      876    45607 SH       SOLE                             45607
ENCANA CORP                    COM              292505104     2124    65632 SH       SOLE                             65632
FEDERATED INVESTORS INC        COM              314211103      350    13735 SH       SOLE                             13735
FLEMING COMPANIES INC          COM              339130106        7    13300 SH       SOLE                             13300
FRANKLIN RESOURCES INC         COM              354613101     1241    37700 SH       SOLE                             37700
GENERAL DYNAMICS               COM              369550108      529     9600 SH       SOLE                              9600
H&R BLOCK INC                  COM              093671105     1639    38400 SH       SOLE                             38400
HARTFORD FINANCIAL             COM              416515104      632    17900 SH       SOLE                             17900
HEALTH NET INC                 COM              42222G108     2292    85600 SH       SOLE                             85600
HOME DEPOT INC                 COM              437076102      487    20000 SH       SOLE                             20000
HSBC HOLDINGS PLS spon ADR     COM              404280406     1508    29500 SH       SOLE                             29500
IBM CORPORATION                COM              459200101     2644    33714 SH       SOLE                             33714
IDT CORP                       COM              448947309     2093   138700 SH       SOLE                            138700
INTERNATIONAL PAPER            COM              460146103     2346    69400 SH       SOLE                             69400
INVITROGEN CORP                COM              46185R100      763    24900 SH       SOLE                             24900
J.P. MORGAN CHASE & CO         COM              46625H100      277    11700 SH       SOLE                             11700
KIMBERLY- CLARK CORP           COM              494368103     1277    28100 SH       SOLE                             28100
LEHMAN BROTHERS HOLDINGS INC   COM              524908100      918    15900 SH       SOLE                             15900
LIMITED BRANDS                 COM              532716107     1691   131400 SH       SOLE                            131400
LINCOLN NATIONAL CORP          COM              534187109     1030    36800 SH       SOLE                             36800
MARSH & MCLENNAN COS INC       COM              571748102     3837    90000 SH       SOLE                             90000
MBNA CORP                      COM              55262L100      771    51200 SH       SOLE                             51200
MELLON FINANCIAL CORP          COM              58551A108     1871    88000 SH       SOLE                             88000
MONSANTO CO                    COM              61166W101     2196   133900 SH       SOLE                            133900
MORGAN STANLEY                 COM              617446448      936    24400 SH       SOLE                             24400
NAVISTAR INTL CORP             COM              63934E108     1691    68696 SH       SOLE                             68696
NORTHROP GRUMMAN CORP          COM              666807102     2703    31500 SH       SOLE                             31500
OLIN CORP                      COM              680665205     1325    72900 SH       SOLE                             72900
RYDER SYSTEM INC               COM              783549108      238    11600 SH       SOLE                             11600
SEARS ROEBUCK & CO             COM              812387108     2205    91300 SH       SOLE                             91300
ST PAUL COS                    COM              792860108     1638    51500 SH       SOLE                             51500
TENET HEALTHCARE CORP          COM              88033G100     1860   111400 SH       SOLE                            111400
TOYS R US INC                  COM              892335100     1261   150700 SH       SOLE                            150700
TYCO INTERNATIONAL LTD         COM              902124106     1331   103471 SH       SOLE                            103471
U.S. BANCORP                   COM              902973304     1569    82664 SH       SOLE                             82664
WEYERHAEUSER CO                COM              962166104     2841    59400 SH       SOLE                             59400
YUM! BRANDS INC                COM              988498101     1029    42300 SH       SOLE                             42300